CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Contract revenues		$ 730.4	$ 1,058.8	$ 1,116.7
Reimbursables		17.3	160.0	195.3
Related party revenues	[1]	0.0	44.9	12.1
Other revenues		0.0	0.0	0.2
Total operating revenues		747.7	1,263.7	1,324.3
Loss on disposal		(82.0)	0.0	0.0
Operating expenses
Vessel and rig operating expenses	[1]	270.8	458.4	527.1
Reimbursable expenses		15.4	150.0	183.7
Depreciation and amortization		221.9	212.2	188.0
Loss on impairment		0.0	480.6	0.0
General and administrative expenses	[1]	60.1	78.9	64.9
Total operating expenses		568.2	1,380.1	963.7
Net operating (loss)/income		97.5	(116.4)	360.6
Interest income		0.2	0.5	0.5
Interest expense	[1]	(97.7)	(103.8)	(84.9)
Foreign exchange gain		28.3	41.0	10.9
Loss on derivative financial instruments		(57.4)	(86.2)	(16.1)
Other financial items	[1]	(5.4)	(26.0)	(6.5)
Total financial items		(132.0)	(174.5)	(96.1)
(Loss)/Income before income taxes		(34.5)	(290.9)	264.5
Income taxes		(44.1)	(29.6)	(28.9)
Net (loss)/income		(78.6)	(320.5)	235.6
Net income to non-controlling interests		16.2	12.4	0.0
Net (loss)/income attributable to the shareholders of the Company		$ (94.8)	$ (332.9)	$ 235.6
Basic earnings per share (in dollars per share)	[2]	$ (3.93)	$ (13.86)	$ 10.35
Diluted earnings per share (in dollars per share)	[2]	(3.93)	(13.86)	10.35
Declared dividend per share (in dollars per share)		$ 0	$ 4.8	$ 9.05

[1]	Includes transactions with related parties. Refer to Note 21- Related Party Transactions.
[2]	As a result of the stock split and capital reduction, the earnings per share has been retrospectively adjusted. Refer to Note 17 for more information.